Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Service Receivables	Accumulated Deficit	Total
Balance at Dec. 31, 2018	$ 37	$ 2,676	$ (908)	$ (2,094)	$ (289)
Balance (in Shares) at Dec. 31, 2018	369,929
Issuance of common stock, net of issuance cost	$ 3	497			500
Issuance of common stock, net of issuance cost (in Shares)	32,738
Issued of Warrants for services		1,940	(1,940)
Shares Issuance of common stock for conversion of convertible note	$ 1	566			567
Shares Issuance of common stock for conversion of convertible note (in Shares)	9,988
Effect of Reverse Capitalization	$ 9	(9)
Effect of Reverse Capitalization (in Shares)	92,479
Amortization of services			1,175		1,175
Net loss				(3,142)	(3,142)
Balance at Dec. 31, 2019	$ 50	5,670	(1,673)	(5,236)	(1,189)
Balance (in Shares) at Dec. 31, 2019	505,134
Issuance of shares due to conversion of Notes	$ 28	715			743
Issuance of shares due to conversion of Notes (in Shares)	281,566
Amortization of services			674		674
Net loss				(1,140)	(1,140)
Balance at Dec. 31, 2020	$ 78	$ 6,385	$ (999)	$ (6,376)	$ (912)
Balance (in Shares) at Dec. 31, 2020	786,700